Note 21 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Years Ended December 31
	2013	2012	2011
Net sales
Integrated Circuit Group	$73,785	$97,666	$124,283
Network Security Group	-	825	202

	$73,785	$98,491	$124,485

Income (loss) from operations
Integrated Circuit Group	$(20,541)	$(27,970)	$7,104
Network Security Group	(6)	767	(88)

	$(20,547)	$(27,203)	$7,016

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Years Ended December 31
	2013	2012	2011

China	$65,602	$78,709	$99,491
Japan	4,677	6,502	7,190
Taiwan	1,892	2,271	1,532
Korea	500	7,965	11,521
Other	1,114	3,044	4,751

	$73,785	$98,491	$124,485

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Years Ended December 31
	2013	2012	2011

Customer A	15%	9%	6%
Customer B	10%	5%	5%
Customer C	7%	10%	14%

Long-lived Assets by Geographic Areas [Table Text Block]
	December 31
	2013	2012	2011

Taiwan	$10,576	$11,608	$12,158
China	7,872	9,500	11,126
U.S.A.	4,388	4,718	4,713
Singapore	98	155	210
Other	105	161	123

	$23,039	$26,142	$28,330